UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund:   Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Master Enhanced S&P 500 Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 12/31/2008

Item 1 –	Report to Stockholders

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Annual Report, December 31, 2008

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?
•

For the 12 months ended December 31, 2008, Master Enhanced S&P 500 Series (the “Series”) generated a return that exceeded that of the benchmark Standard & Poor’s (S&P) 500 Index, as the Series had a return of (36.39)% compared to (37.00)% for the Index. Positive performance from our stock selection strategies was offset slightly by negative results from our stock substitution strategies.

Describe the market environment.
•

2008 turned out to be a year investors would like to forget, but instead will vividly remember. The economy and financial markets remained relatively resilient throughout the first part of the year before collapsing outright in September, producing the worst year for stocks since The Great Depression. With the exception of government bonds and cash, nearly every asset class, including stocks, credit-related fixed income, commodities and real estate, saw sharp declines. Credit issues dominated the financial headlines, resulting in the collapse of several storied financial institutions. Government responses around the world were rapid and inventive, with the US Federal Reserve and other policymakers adopting new lending and asset purchase programs in an effort to restore some measure of liquidity to the system.

•

The Federal Reserve Board (the “Fed”), after slashing interest rates aggressively in the early months of 2008, resumed that rate-cutting campaign in the fall, bringing the target federal funds rate to a “target range” of between zero and 0.25% on December 16, its lowest level in history. The Fed acknowledged that “weak economic conditions are likely to warrant exceptionally low levels of the federal funds rate for some time,” and indicated that it will continue to pursue unconventional policies of quantitative easing (in which the Fed injects cash into the financial system by purchasing assets).

•

In this environment, all 10 sectors within the S&P 500 Index posted negative returns. Losses were most prominent in financials, which lost 55.3% for the year amid unprecedented difficulties in the banking and credit systems. Materials and information technology were also hit hard, declining 45.7% and 43.1%, respectively. At the top was the defensive consumer staples sector, which posted a comparatively smaller loss of 15.4%.

Describe recent portfolio activity.
•

Throughout the 12-month period, as changes were made to the composition of the S&P 500 Index, we purchased and sold securities to maintain the portfolio’s objective of tracking the risks and return of the benchmark. We continued to use our quantitative stock selection and stock substitution strategies in an effort to generate returns above those offered by the Index.

•

In May, following extensive research, we introduced a new signal—earnings sustainability—in all enhanced index portfolios. The earnings sustainability signal has made a positive contribution since its inclusion in the portfolio. As volatility and investor risk aversion in the equity markets remains high, we are maintaining diversified and balanced signal exposure in the portfolio.

Describe portfolio positioning at period end.
• In keeping with its investment objective, the portfolio remains positioned to match the risk characteristics of its benchmark, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Master Enhanced S&P 500 Series
Portfolio Information as of December 31, 2008

Percent of Long- Term
Sector Allocation	Investments

Information Technology	15%
Health Care	15
Financials	13
Energy	13
Consumer Staples	12
Industrials	10
Consumer Discretionary	9
Telecommunication Services	5
Utilities	4
Materials	2
Other*	2

* Includes portfolio holdings in exchange-traded funds.

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for the purposes of this report, which may combine sector sub-classifications for reporting ease.

Derivative Instruments

The Series may invest in various derivative instruments, including futures and other instruments specified in the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the other party to the transaction and illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative instrument depends on the Advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold a security that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

Master Enhanced S&P 500 Series
Schedule of Investments December 31, 2008		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 2.1%	Boeing Co.	40,700	$1,736,669
	General Dynamics Corp.	14,800	852,332
	Honeywell International, Inc.	29,300	961,919
	L-3 Communications Holdings, Inc.	6,000	442,680
	Lockheed Martin Corp.	13,400	1,126,672
	Northrop Grumman Corp.	16,900	761,176
	Precision Castparts Corp.	3,700	220,076
	Raytheon Co.	26,800	1,367,872
	Rockwell Collins, Inc.	8,100	316,629
	United Technologies Corp.	14,700	787,920

			9,173,669

Air Freight & Logistics - 0.8%	C.H. Robinson Worldwide, Inc.	25,900	1,425,277
	Expeditors International Washington, Inc.	10,500	349,335
	FedEx Corp.	11,400	731,310
	United Parcel Service, Inc. Class B	18,200	1,003,912

			3,509,834

Airlines - 0.2%	Southwest Airlines Co.	120,300	1,036,986

Auto Components - 0.1%	Johnson Controls, Inc.	18,300	332,328

Automobiles - 0.0%	Ford Motor Co. (a)	111	254

Beverages - 1.7%	The Coca-Cola Co.	93,200	4,219,164
	Dr. Pepper Snapple Group, Inc. (a)	28,900	469,625
	Molson Coors Brewing Co. Class B	24	1,174
	Pepsi Bottling Group, Inc.	6,900	155,319
	PepsiCo, Inc.	47,810	2,618,554

			7,463,836

Biotechnology - 1.7%	Amgen, Inc. (a) (b)	71,500	4,129,125
	Biogen Idec, Inc. (a)	18,610	886,394
	Celgene Corp. (a)	704	38,917
	Genentech, Inc. (a)	10,751	891,365
	Gilead Sciences, Inc. (a)	30,700	1,569,998

			7,515,799

Capital Markets - 1.9%	American Capital Ltd.	700	2,268
	Ameriprise Financial, Inc.	2,600	60,736
	The Bank of New York Mellon Corp.	66,434	1,882,075
	The Charles Schwab Corp.	34,500	557,865
	E*Trade Financial Corp. (a)(c)	94,300	108,445
	Franklin Resources, Inc.	11,150	711,147
	The Goldman Sachs Group, Inc.	19,820	1,672,610
	Invesco Ltd. (d)	36,300	524,172
	Janus Capital Group, Inc.	15,400	123,662
	Morgan Stanley	45,700	733,028
	Northern Trust Corp.	15,700	818,598
	State Street Corp.	16,628	653,979
	T. Rowe Price Group, Inc.	19,700	698,168

			8,546,753

Chemicals - 1.3%	Air Products & Chemicals, Inc.	6,200	311,674

See Notes to Financial Statements.

Master Enhanced S&P 500 Series
Schedule of Investments December 31, 2008		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	CF Industries Holdings, Inc.	15,100	$742,316
	The Dow Chemical Co.	36,700	553,803
	E.I. du Pont de Nemours & Co.	83,700	2,117,610
	Monsanto Co.	10,200	717,570
	PPG Industries, Inc.	2,200	93,346
	Potash Corp. of Saskatchewan, Inc.	100	7,322
	Rohm & Haas Co.	17,987	1,111,417
	Sigma-Aldrich Corp.	300	12,672

			5,667,730

Commercial Banks - 2.9%	BB&T Corp. (c)	35,525	975,516
	Fifth Third Bancorp	300	2,478
	First Horizon National Corp.	3	32
	KeyCorp	51,700	440,484
	M&T Bank Corp.	400	22,964
	National City Corp.	99,400	179,914
	The PNC Financial Services Group, Inc. (e)	13,102	641,998
	Regions Financial Corp.	37,000	294,520
	Royal Bank of Canada	5	148
	SunTrust Banks, Inc.	25,600	756,224
	U.S. Bancorp	98,354	2,459,834
	Wachovia Corp.	293,277	1,624,755
	Wells Fargo & Co.	186,421	5,495,691

			12,894,558

Commercial Services & Supplies - 0.8%	Republic Services, Inc. Class A	60,645	1,503,390
	Waste Management, Inc.	61,400	2,034,796

			3,538,186

Communications Equipment - 2.6%	Ciena Corp. (a)	14	94
	Cisco Systems, Inc. (a)	355,600	5,796,280
	CommScope, Inc. (a)	1	15
	Corning, Inc.	61,000	581,330
	Harris Corp.	1,372	52,205
	Juniper Networks, Inc. (a)	66,000	1,155,660
	Motorola, Inc.	3	13
	QUALCOMM, Inc.	91,400	3,274,862
	Tellabs, Inc. (a)	137,108	564,885

			11,425,344

Computers & Peripherals - 4.0%	Apple, Inc. (a)	53,000	4,523,550
	Dell, Inc. (a)	88,400	905,216
	EMC Corp. (a)	86,900	909,843
	Hewlett-Packard Co.	80,107	2,907,083
	International Business Machines Corp.	81,947	6,896,659
	Lexmark International, Inc. Class A (a)	34,000	914,600
	NetApp, Inc. (a)	16,900	236,093
	Teradata Corp. (a)	23,606	350,077

			17,643,121

Construction & Engineering - 0.5%	Fluor Corp.	22,500	1,009,575
	Jacobs Engineering Group, Inc. (a)	19,800	952,380

			1,961,955

See Notes to Financial Statements.

Master Enhanced S&P 500 Series
Schedule of Investments December 31, 2008		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Consumer Finance - 0.3%	American Express Co.	49,000	$908,950
	Capital One Financial Corp.	14,344	457,430
	Discover Financial Services, Inc.	9,400	89,582
	SLM Corp. (a)	200	1,780

			1,457,742

Containers & Packaging - 0.2%	Ball Corp.	11,400	474,126
	Bemis Co.	5,100	120,768
	Owens-Illinois, Inc. (a)	7,800	213,174

			808,068

Distributors - 0.3%	Genuine Parts Co.	38,100	1,442,466

Diversified Consumer Services - 0.4%	Apollo Group, Inc. Class A (a)	16,300	1,248,906
	H&R Block, Inc.	16,200	368,064

			1,616,970

Diversified Financial Services - 3.2%	Bank of America Corp. (b)	270,414	3,807,429
	CME Group, Inc.	3,299	686,555
	Citigroup, Inc.	278,413	1,868,151
	IntercontinentalExchange, Inc. (a)	9,100	750,204
	JPMorgan Chase & Co.	197,663	6,232,314
	The NASDAQ Stock Market, Inc. (a)	15,750	389,183
	NYSE Euronext	18,800	514,744

			14,248,580

Diversified Telecommunication Services - 3.9%	AT&T Inc. (b)	341,705	9,738,592
	Embarq Corp.	43,676	1,570,589
	Qwest Communications International Inc.	100	364
	Verizon Communications, Inc.	178,640	6,055,896

			17,365,441

Electric Utilities - 1.9%	American Electric Power Co., Inc.	3,100	103,168
	Duke Energy Corp.	142,800	2,143,428
	Edison International	7,500	240,900
	Entergy Corp.	6,100	507,093
	Exelon Corp.	28,224	1,569,537
	FPL Group, Inc.	14,900	749,917
	FirstEnergy Corp.	37,300	1,812,034
	Progress Energy, Inc.	6,200	247,070
	The Southern Co.	31,700	1,172,900

			8,546,047

Electrical Equipment - 0.6%	Cooper Industries Ltd. Class A	2,100	61,383
	Emerson Electric Co.	69,500	2,544,395
	First Solar, Inc. (a)	200	27,592
	Rockwell Automation, Inc.	200	6,448

			2,639,818

Electronic Equipment & Instruments - 0.5%	Agilent Technologies, Inc. (a)	31,900	498,597
	Flir Systems, Inc. (a)	7,600	233,168
	Jabil Circuit, Inc.	42,600	287,550
	Precision Drilling Trust	36	302
	Tyco Electronics Ltd.	55,855	905,409

			1,925,026

See Notes to Financial Statements.

Master Enhanced S&P 500 Series
Schedule of Investments December 31, 2008		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Energy Equipment & Services - 1.1%	ENSCO International, Inc.	32,700	$928,353
	Halliburton Co.	47,500	863,550
	Nabors Industries Ltd. (a)	3	36
	National Oilwell Varco, Inc. (a)	55,600	1,358,864
	Noble Corp.	5,900	130,331
	Pride International, Inc. (a)	12,800	204,544
	Schlumberger Ltd.	24,800	1,049,784
	Smith International, Inc.	3,900	89,271
	Weatherford International Ltd. (a)	12,300	133,086

			4,757,819

Food & Staples Retailing - 3.6%	CVS Caremark Corp.	70,065	2,013,668
	Costco Wholesale Corp.	42,400	2,226,000
	The Kroger Co.	32,800	866,248
	SUPERVALU, Inc.	13	190
	SYSCO Corp.	75,600	1,734,264
	Safeway, Inc.	12,000	285,240
	Wal-Mart Stores, Inc.	134,895	7,562,214
	Walgreen Co.	40,400	996,668

			15,684,492

Food Products - 1.7%	Campbell Soup Co.	49,638	1,489,636
	General Mills, Inc.	16,400	996,300
	H.J. Heinz Co.	45,100	1,695,760
	The J.M. Smucker Co.	557	24,152
	Kellogg Co.	6,200	271,870
	Kraft Foods, Inc.	79,148	2,125,124
	Tyson Foods, Inc. Class A	100,900	883,884

			7,486,726

Gas Utilities - 0.0%	Questar Corp.	2,300	75,187

Health Care Equipment & Supplies - 2.1%	Baxter International, Inc.	52,200	2,797,398
	Becton Dickinson & Co.	8,200	560,798
	Boston Scientific Corp. (a)	163,800	1,267,812
	C.R. Bard, Inc.	1,600	134,816
	Covidien Ltd.	18,555	672,433
	Datascope Corp.	15,580	813,899
	Medtronic, Inc.	49,700	1,561,574
	Mentor Corp.	15,724	486,343
	St. Jude Medical, Inc. (a)	11,700	385,632
	Stryker Corp.	7,000	279,650
	Varian Medical Systems, Inc. (a)	700	24,528
	Zimmer Holdings, Inc. (a)	6,300	254,646

			9,239,529

Health Care Providers & Services - 2.3%	Aetna, Inc.	16,600	473,100
	AmerisourceBergen Corp.	34,300	1,223,138
	Cardinal Health, Inc.	44,455	1,532,364
	Cigna Corp.	3,400	57,290
	DaVita, Inc. (a)	5,100	252,807
	Express Scripts, Inc. (a)	12,200	670,756

See Notes to Financial Statements.

Master Enhanced S&P 500 Series
Schedule of Investments December 31, 2008		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Humana, Inc. (a)	28,400	$1,058,752
	Laboratory Corp. of America Holdings (a)	1,300	83,733
	McKesson Corp.	36,700	1,421,391
	Medco Health Solutions, Inc. (a)	19,632	822,777
	UnitedHealth Group, Inc.	19,213	511,066
	WellPoint, Inc. (a)	51,957	2,188,948

			10,296,122

Hotels, Restaurants & Leisure - 1.6%	Carnival Corp.	27	657
	International Game Technology	14,900	177,161
	Marriott International, Inc. Class A	58,400	1,135,880
	McDonald’s Corp.	82,482	5,129,561
	Starwood Hotels & Resorts Worldwide, Inc.	46,000	823,400
	Wyndham Worldwide Corp.	20	131
			7,266,790

Household Durables - 0.0%	Fortune Brands, Inc.	1,600	66,048
	Leggett & Platt, Inc.	8,300	126,077

			192,125

Household Products - 2.7%	Kimberly-Clark Corp.	22,900	1,207,746
	The Procter & Gamble Co.	171,135	10,579,566

			11,787,312

IT Services - 0.5%	Affiliated Computer Services, Inc. Class A (a)	5,000	229,750
	Automatic Data Processing, Inc.	31,700	1,247,078
	Computer Sciences Corp. (a)	1,200	42,168
	Convergys Corp. (a)	6,300	40,383
	Fiserv, Inc. (a)	1,700	61,829
	MasterCard, Inc. Class A	3,582	511,975
	Total System Services, Inc.	11,200	156,800

			2,289,983

Independent Power Producers & Energy Traders - 0.1%	Constellation Energy Group, Inc.	9,000	225,810

Industrial Conglomerates - 2.1%	3M Co.	30,500	1,754,970
	General Electric Co.	441,000	7,144,200
	Tyco International Ltd.	21,655	467,748

			9,366,918

Insurance - 3.3%	AON Corp.	19,000	867,920
	Aflac, Inc.	28,500	1,306,440
	The Allstate Corp.	34,700	1,136,772
	American International Group, Inc.	11,975	18,801
	Assurant, Inc.	14,800	444,000
	Chubb Corp.	22,600	1,152,600
	Cincinnati Financial Corp.	15,600	453,492
	Genworth Financial, Inc. Class A	92,400	261,492
	Hartford Financial Services Group, Inc.	15,400	252,868
	Lincoln National Corp.	4,800	90,432
	Loews Corp.	18,486	522,230
	Marsh & McLennan Cos., Inc.	45,942	1,115,012

See Notes to Financial Statements.

Master Enhanced S&P 500 Series
Schedule of Investments December 31, 2008		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	MetLife, Inc.	49,804	$1,736,167
	Nationwide Financial Services, Inc. Class A	19,984	1,043,365
	Principal Financial Group, Inc.	24,100	543,937
	The Progressive Corp.	49,800	737,538
	Prudential Financial, Inc.	29,200	883,592
	Torchmark Corp.	4,400	196,680
	The Travelers Cos., Inc.	35,029	1,583,311
	UnumProvident Corp.	4,300	79,980
	XL Capital Ltd. Class A	100	370

			14,426,999

Internet & Catalog Retail - 0.3%	Amazon.com, Inc. (a)	29,200	1,497,376

Internet Software & Services - 1.2%	eBay, Inc. (a)	99,805	1,393,278
	Google, Inc. Class A (a)	11,681	3,593,660
	Yahoo! Inc. (a)	16,432	200,470

			5,187,408

Leisure Equipment & Products - 0.2%	Hasbro, Inc.	33,400	974,278
	Mattel, Inc.	3,900	62,400

			1,036,678

Life Sciences Tools & Services - 0.6%	Thermo Fisher Scientific, Inc. (a)	46,335	1,578,633
	Waters Corp. (a)	24,900	912,585

			2,491,218

Machinery - 1.5%	Caterpillar, Inc.	50,000	2,233,500
	Cummins, Inc.	3,800	101,574
	Danaher Corp.	7,800	441,558
	Deere & Co.	17,400	666,768
	Dover Corp.	19,500	641,940
	ITT Corp.	3,400	156,366
	Illinois Tool Works, Inc.	54,700	1,917,235
	Ingersoll-Rand Co. Class A	15,057	261,239
	PACCAR, Inc.	25	715
	Pall Corp.	5,900	167,737
	Parker Hannifin Corp.	2,900	123,366

			6,711,998

Media - 2.0%	CBS Corp. Class B	61,048	499,983
	Comcast Corp. Class A	58,135	981,319
	The DIRECTV Group, Inc. (a)	3,100	71,021
	Liberty Media Corp. - Entertainment Class A (a)	25,200	440,496
	The McGraw-Hill Cos., Inc.	8,300	192,477
	News Corp. Class A	97,500	886,275
	Omnicom Group Inc.	7,200	193,824
	Scripps Networks Interactive	4,900	107,800
	Time Warner, Inc.	185,825	1,869,400
	Viacom, Inc. Class B (a)	21,600	411,696
	Walt Disney Co.	131,407	2,981,625
	The Washington Post Co. Class B	307	119,807

			8,755,723

Metals & Mining - 0.4%	AK Steel Holding Corp.	14,100	131,412

See Notes to Financial Statements.

Master Enhanced S&P 500 Series
Schedule of Investments December 31, 2008		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Freeport-McMoRan Copper & Gold, Inc. Class B	8	$196
	Nucor Corp.	30,900	1,427,580
	United States Steel Corp.	1,900	70,680

			1,629,868

Multi-Utilities - 2.2%	Ameren Corp.	2,100	69,846
	CenterPoint Energy, Inc.	3,800	47,956
	DTE Energy Co.	41,400	1,476,738
	Dominion Resources, Inc.	34,700	1,243,648
	NiSource, Inc.	114,315	1,254,036
	PG&E Corp.	10,900	421,939
	Public Service Enterprise Group, Inc.	66,500	1,939,805
	Puget Energy, Inc.	22,011	600,240
	SCANA Corp.	6,400	227,840
	Sempra Energy	5,500	234,465
	TECO Energy, Inc.	90,200	1,113,970
	Wisconsin Energy Corp.	24,800	1,041,104
	Xcel Energy, Inc.	7,100	131,705

			9,803,292

Multiline Retail - 0.6%	Big Lots, Inc. (a)	47,000	681,030
	Family Dollar Stores, Inc.	36,200	943,734
	Kohl’s Corp. (a)	14,600	528,520
	Macy’s, Inc.	21,500	222,525
	Target Corp.	8,200	283,146

			2,658,955

Office Electronics - 0.0%	Xerox Corp.	20,300	161,791

Oil, Gas & Consumable Fuels - 10.9%	Anadarko Petroleum Corp.	45,500	1,754,025
	Cabot Oil & Gas Corp. Class A	35,400	920,400
	Chevron Corp.	118,602	8,772,990
	ConocoPhillips	75,980	3,935,764
	El Paso Corp.	57,200	447,876
	Exxon Mobil Corp.	273,790	21,856,656
	Hess Corp.	20,875	1,119,735
	Murphy Oil Corp.	28,300	1,255,105
	Noble Energy, Inc.	12,500	615,250
	Occidental Petroleum Corp.	58,954	3,536,650
	Peabody Energy Corp.	40,200	914,550
	Spectra Energy Corp.	17,612	277,213
	Sunoco, Inc.	23,000	999,580
	Valero Energy Corp.	56,623	1,225,322
	Williams Cos., Inc.	42,500	615,400
	XTO Energy, Inc.	50	1,764

			48,248,280

Paper & Forest Products - 0.4%	Domtar Corp. (a)	11	18
	International Paper Co.	74,100	874,380
	MeadWestvaco Corp.	72,500	811,275

			1,685,673

Personal Products - 0.1%	Avon Products, Inc.	13,500	324,405

See Notes to Financial Statements.

Master Enhanced S&P 500 Series
Schedule of Investments December 31, 2008		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Pharmaceuticals - 7.1%	Abbott Laboratories (b)	46,400	$2,476,368
	Allergan, Inc.	12	484
	Bristol-Myers Squibb Co.	118,400	2,752,800
	Eli Lilly & Co.	44,200	1,779,934
	Forest Laboratories, Inc. (a)	15,100	384,597
	Johnson & Johnson	138,009	8,257,078
	King Pharmaceuticals, Inc. (a)	78,900	837,918
	Merck & Co., Inc.	136,102	4,137,501
	Pfizer, Inc.	410,240	7,265,350
	Schering-Plough Corp.	25,300	430,859
	Teva Pharmaceutical Industries Ltd. (d)	1,882	80,100
	Watson Pharmaceuticals, Inc. (a)	34,300	911,351
	Wyeth	58,500	2,194,335

			31,508,675

Professional Services - 0.5%	Dun & Bradstreet Corp.	16,200	1,250,640
	Robert Half International, Inc.	47,700	993,114

			2,243,754

Real Estate Investment Trusts (REITs) - 1.0%	Apartment Investment & Management Co.	16,494	190,506
	AvalonBay Communities, Inc.	700	42,406
	Boston Properties, Inc.	2,500	137,500
	Equity Residential	20,500	611,310
	HCP, Inc.	20,900	580,393
	Kimco Realty Corp.	101	1,846
	Plum Creek Timber Co., Inc.	14,600	507,204
	ProLogis	17,000	236,130
	Public Storage	9,304	739,668
	Simon Property Group, Inc.	11,500	610,995
	Vornado Realty Trust	10,400	627,640

			4,285,598

Road & Rail - 0.4%	Norfolk Southern Corp.	18,600	875,130
	Union Pacific Corp.	20,500	979,900

			1,855,030

Semiconductors & Semiconductor Equipment - 2.4%	Analog Devices, Inc.	65,500	1,245,810
	Applied Materials, Inc.	45,500	460,915
	Intel Corp.	358,900	5,261,474
	Linear Technology Corp.	400	8,848
	MEMC Electronic Materials, Inc. (a)	1,300	18,564
	National Semiconductor Corp.	68,400	688,788
	Novellus Systems, Inc. (a)	69,000	851,460
	Teradyne, Inc. (a)	100	422
	Texas Instruments, Inc.	50,700	786,864
	Xilinx, Inc.	72,100	1,284,822

			10,607,967

Software - 3.4%	Adobe Systems, Inc. (a)	63,400	1,349,786
	Autodesk, Inc. (a)	46,800	919,620
	BMC Software, Inc. (a)	9,600	258,336
	CA, Inc.	8,300	153,799

See Notes to Financial Statements.

Master Enhanced S&P 500 Series
Schedule of Investments December 31, 2008		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Compuware Corp. (a)	13,000	$87,750
	Intuit, Inc. (a)	55,300	1,315,587
	McAfee, Inc. (a)	8,500	293,845
	Microsoft Corp.	351,860	6,840,158
	NDS Group Plc (a)(d)	2,753	157,857
	Oracle Corp. (a)	184,500	3,271,185
	Symantec Corp. (a)	28,700	388,024

			15,035,947

Specialty Retail - 2.1%	AutoZone, Inc. (a)	8,300	1,157,601
	Best Buy Co., Inc.	30,800	865,788
	GameStop Corp. Class A (a)	30,300	656,298
	The Gap, Inc.	73,000	977,470
	Home Depot, Inc.	84,900	1,954,398
	Limited Brands, Inc.	86,200	865,448
	Lowe’s Cos., Inc.	55,100	1,185,752
	The Sherwin-Williams Co.	1,000	59,750
	Staples, Inc.	24,500	439,040
	TJX Cos., Inc.	59,900	1,232,143

			9,393,688

Textiles, Apparel & Luxury Goods - 0.3%	Coach, Inc. (a)	9,000	186,930
	Jones Apparel Group, Inc.	87,400	512,164
	Nike, Inc. Class B	15,000	765,000

			1,464,094

Thrifts & Mortgage Finance - 0.1%	Hudson City Bancorp, Inc.	12,900	205,884
	People’s United Financial, Inc.	5,500	98,065
	Sovereign Bancorp, Inc.	100	298

			304,247

Tobacco - 2.0%	Altria Group, Inc.	85,833	1,292,645
	Lorillard, Inc.	10,400	586,040
	Philip Morris International, Inc.	110,993	4,829,305
	Reynolds American, Inc.	1,300	52,403
	UST, Inc.	31,360	2,175,757

			8,936,150

Wireless Telecommunication Services - 0.4%	American Tower Corp. Class A (a)	59,400	1,741,608
	Centennial Communications Corp. (a)	5,633	45,402
	Sprint Nextel Corp. (a)	100	183

			1,787,193

	Total Common Stocks - 93.1%		411,471,331

	Exchange-Traded Fund

	SPDR Trust Series 1	110,918	10,019,223

	Total Exchange-Traded Fund - 2.2%		10,019,223

	Total Long-Term Investments (Cost - $469,985,928) - 95.3%		421,490,554

Short-Term Securities	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Cash Sweep Series, 1.64% (e)(f)	$18,000	17,999,615

See Notes to Financial Statements.

Master Enhanced S&P 500 Series
Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Short-Term Securities	Beneficial Interest (000)	Value

BlackRock Liquidity Series, LLC Money Market Series, 0.80% (e)(f)(g)	$960	$960,000

Total Short-Term Securities (Cost - $18,959,615) - 4.3%		18,959,615

Total Investments (Cost - $488,945,543*) - 99.6%		440,450,169
Other Assets Less Liabilities - 0.4%		1,654,002

Net Assets - 100.0%		$442,104,171

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$525,941,526

Gross unrealized appreciation	$16,088,069
Gross unrealized depreciation	(101,579,426)

Net unrealized depreciation	$(85,491,357)

(a)	Non-income producing security.

(b)	Security or a portion of security pledged as collateral in connection with futures.

(c)	Security, or a portion of security, is on loan.

(d)	Depositary receipts.

(e)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Purchase	Net Sale	Realized
Affiliate	Cost	Cost	Gain	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	—	$(39,543,323)	—	$970,293
BlackRock Liquidity Series, LLC Money Market Series	—	$(27,387,400)	—	$161,490
The PNC Financial Services Group, Inc.	$71,300	—	$7,307	$32,246

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash proceeds from securities loans.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

•	Financial futures contracts purchased as of December 31, 2008 were as follows:

		Expiration		Unrealized
Contracts	Issue	Date	Face Value	Appreciation

114	S&P 500 Index	March 2009	$25,070,483	$582,367

See Notes to Financial Statements.

Master Enhanced S&P 500 Series
Schedule of Investments December 31, 2008

•

Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and required additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series’ own assumption used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Series’ investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*

	Assets	Assets

Level 1	$421,490,554	$582,367
Level 2	18,959,615	—
Level 3	—	—

Total	$440,450,169	$582,367

*	Other financial instruments are futures.

See Notes to Financial Statements.

Master Enhanced S&P 500 Series

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008

Assets:	Investments at value - unaffiliated (including securities loaned of $927,300) (cost - $469,228,809)	$420,848,556
	Investments at value - affiliated (cost - $19,716,734)	19,601,613
	Cash	61,385
	Foreign currency at value (cost - $3,379)	3,562
	Contributions receivable from investors	1,318,090
	Investments sold receivable	2,481,832
	Dividends receivable	1,148,073
	Margin variation receivable	325,756
	Securities lending income receivable - affiliated	11,224
	Prepaid expenses	13,640

	Total assets	445,813,731

Liabilities:	Collateral at value - securities loaned	960,000
	Investments purchased payable	2,688,069
	Investment advisory fees payable	3,619
	Other affiliates payable	2,535
	Officer’s and Directors’ fees payable	123
	Other accrued expenses payable	55,214

	Total liabilities	3,709,560

Net Assets:	Net assets	$442,104,171

Net Assets Consist of:	Investors’ capital	$490,016,995
	Net unrealized appreciation/depreciation	(47,912,824)

	Net assets	$442,104,171

See Notes to Financial Statements.

Master Enhanced S&P 500 Series

STATEMENT OF OPERATIONS

Year Ended December 31, 2008

Investment	Dividends	$12,080,673
	Foreign withholding tax	(111)
	Income - affiliated	1,002,539
	Interest	5,307
	Securities lending - affiliated	161,490

	Total income	13,249,898

Expenses:	Accounting services	124,509
	Custodian	118,129
	Professional	80,288
	Investment advisory	55,511
	Officer and Directors	23,147
	Printing	6,147
	Miscellaneous	13,718

	Total expenses	421,449
	Fees paid indirectly	(1,465)

	Total expenses after fees paid indirectly	419,984

	Net investment income	12,829,914

Realized and Unrealized Gain (Loss):	Net realized gain (loss) from:
	Investments - unaffiliated	(106,514,202)
	Investments - affiliated	7,307
	Futures	(23,592,841)
	Foreign currency	(385)

		(130,100,121)

	Net change in unrealized appreciation/depreciation on:
	Investments	(129,058,489)
	Futures	673,128
	Foreign currency	200

		(128,385,161)

	Total realized and unrealized loss	(258,485,282)

	Net Decrease in Net Assets Resulting from Operations	$(245,655,368)

See Notes to Financial Statements.

Master Enhanced S&P 500 Series

STATEMENTS OF CHANGES IN NET ASSETS

		Year Ended
		December 31,

	Increase (Decrease) in Net Assets:	2008	2007

Operations:	Net investment income	$12,829,914	$12,099,635
	Net realized gain (loss)	(130,100,121)	33,525,740
	Net change in unrealized appreciation/depreciation	(128,385,161)	(8,756,845)

	Net increase (decrease) in net assets resulting from operations	(245,655,368)	36,868,530

Capital Transactions:	Proceeds from contributions	60,843,918	95,627,183
	Fair value of withdrawals	(8,306,042)	(88,454,883)

	Net increase in net assets derived from capital transactions	52,537,876	7,172,300

Net Assets:	Total increase (decrease) in net assets	(193,117,492)	44,040,830
	Beginning of year	635,221,663	591,180,833

	End of year	$442,104,171	$635,221,663

See Notes to Financial Statements.

Master Enhanced S&P 500 Series

FINANCIAL HIGHLIGHTS

		Year Ended December 31,

		2008	2007	2006	2005	2004
Total Investment Return:	Total investment return	(36.39)%	5.67%	15.64%	5.66%	11.51%

Ratios to Average Net Assets:	Total expenses after fees
	paid indirectly	0.08%	0.06%	0.06%	0.06%	0.06%

	Total expenses	0.08%	0.06%	0.06%	0.06%	0.06%

	Net investment income	2.30%	1.89%	2.13%	1.79%	1.99%

Supplemental Data:	Net assets, end of year (000)	$442,104	$635,222	$591,181	$512,701	$346,274

	Portfolio turnover	206%	196%	179%	177%	120%

See Notes to Financial Statements.

Master Enhanced S&P 500 Series
NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies:

Master Enhanced S&P 500 Series (the “Series”), a non-diversified management investment company, is part of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered under the Investment Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Board of Directors (the “Board”) to issue non-transferable interests in the Series subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid is available the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at their net asset value each business day. Financial futures contracts traded on exchanges are valued at their last sale price. Short term securities with maturities less than 60 days are valued at amortized cost, which approximates fair value. The Series values its investments in Cash Sweep Series and Money Market Series, each of the BlackRock Liquidity Series, LLC, at fair value, which is ordinarily based upon their pro-rata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”).When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series’ net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Derivative Financial Instruments: The Series may engage in various portfolio investment strategies both to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract.

•

Financial futures contracts- The Series may purchase or sell financial futures contracts and options on financial futures contracts for investment purposes or to manage its interest rate risk. Futures are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets, and the possible inability of counterparties to meet the terms of their contracts.

Foreign Currency Transactions:Foreign currency amounts are translated into US dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Series reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series segregate assets in connection with certain investments (e.g., financial futures contracts). The Series will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Series may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts).

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

Securities Lending: The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the US government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Series may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Series may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the invested collateral falls below the market value of the borrowed securities either in the event of borrower default or in the event of losses on investments made with cash collateral. For the year ended December 31, 2008, the Series received only cash collateral for any securities loaned.

Income Taxes: The Series is classified as a “pass-through entity” for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required.

It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code. The Series is disregarded as an entity separate from its owner for tax purposes, therefore it is not required to file income tax returns. Under applicable tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Series files U.S. federal and various state and local returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for the years ended December 31, 2005 through December 31, 2007. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Series’ financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Series are charged to that Series. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. (‘Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”) are the largest stockholders of BlackRock, Inc. As of December 31, 2008, Merrill Lynch and PNC are affiliates of BlackRock, Inc.

The Advisor is responsible for the management of the Series’ investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Advisor a monthly fee at an annual rate of 0.01% of the average daily value of the Series’ net assets.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Series to the Advisor.

For the year ended December 31, 2008, the Series reimbursed the Advisor $10,163 for certain accounting services, which is included in accounting services in the Statement of Operations.

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances, which are on the Statement of Operations as fees paid indirectly.

The Master LLC, on behalf of the Series, has received an exemptive order from the Securities and Exchange Commission (“SEC”) permitting it to lend its portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorported (“ MLPF&S”), a wholly owned subsidiary of Merrill Lynch, or its affiliates. Pursuant to that order, the Master LLC has retained BIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. The share of income earned by the Series on such investments is shown as securities lending – affiliated on the Statement of Operations. For the year ended December 31, 2008, BIM received $39,866 in securities lending agent fees.

In addition, MLPF&S received $5,914 in commissions on the execution of portfolio security transactions for the Series for the year ended December 31, 2008.

During the year ended December 31, 2008, the Series received litigation proceeds of $7,307 from an affiliate, which are included in net realized loss on the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates. The Series reimburses the Advisor for compensation paid to the Master LLC’s Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2008 were $1,159,853,462 and $1,080,432,901, respectively.

4. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expired November 2008 and was subsequently renewed until November 2009. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series’ current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Series paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets as of October 31, 2008. The Series pays a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Series did not borrow under the credit agreement during the year ended December 31, 2008.

5. Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the companies whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Series may be exposed to counterparty risk, or the risk that an entity with which the Series has unsettled or open transactions may default. Financial assets, which potentially expose the Series to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Series’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Series’ Statement of Assets and Liabilities.

The Series invests a significant portion of its assets in securities in the financial services industry. Please see the Schedule of Investments for these securities. Changes in economic conditions affecting the financial services industry would have a greater impact on the Series, and could affect the value, income and/or liquidity of positions in such securities.

6. Subsequent Event:

On January 1, 2009, Bank of America Corporation announced that it had completed its acquisition of Merrill Lynch, one of the largest stockholders of BlackRock, Inc.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Investors and Board of Directors of
Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Enhanced S&P 500 Series, one of the portfolios constituting Quantitative Master Series LLC (the “Master LLC”), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Enhanced S&P 500 Series of Quantitative Master Series LLC as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 27, 2009

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock - Advised Funds and Portfolios Overseen	Public Directorships

Non-Interested Directors [1]

Ronald W. Forbes 40 East 52nd Street New York, NY 10022 1940	Co-Chair of the Board of Directors and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	34 Funds 81 Portfolios	None

Rodney D. Johnson 40 East 52nd Street New York, NY 10022 1941	Co-Chair of the Board of Directors and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2002; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2003; Director, The Committee of Seventy (civic) since 2006.

				34 Funds 81 Portfolios	None

David O. Beim 40 East 52nd Street New York, NY 10022 1940	Director	Since 2007

Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Formerly Chairman, Wave Hill Inc. (public garden and cultural center) from 1990 to 2006.

				34 Funds 81 Portfolios	None

Dr. Matina Horner 40 East 52nd Street New York, NY 10022 1939	Director	Since 2007	Formerly Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	34 Funds 81 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 40 East 52nd Street New York, NY 10022 1939	Director and Member of the Audit Committee	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.

				34 Funds 81 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 40 East 52nd Street New York, NY 10022 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	34 Funds 81 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt, Jr. 40 East 52nd Street New York, NY 10022 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for- profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Formerly Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				34 Funds 81 Portfolios	Greenlight Capital Re, Ltd (reinsurance company)

Robert C. Robb, Jr. 40 East 52nd Street New York, NY 10022 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	34 Funds 81 Portfolios	None

Toby Rosenblatt 40 East 52nd Street New York, NY 10022 1938	Director	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director of Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) since 1997; Formerly Trustee, State Street Research Mutual Funds from 1990 to 2005; Formerly, Trustee, Metropolitan Series Funds, Inc. from 2001 to 2005.

				34 Funds 81 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

Kenneth L. Urish 40 East 52nd Street New York, NY 10022 1951	Chair of the Audit Committee and Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member/Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants since 2007; Formerly President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Formerly Director, Inter-Tel from 2006 to 2007.

			34 Funds 81 Portfolios	None

Frederick W. Winter 40 East 52nd Street New York, NY 10022 1945	Director and Member of the Audit Committee	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Formerly Director, Indotronix International (IT services) from 2004 to 2008; Director, Tippman Sports (recreation) since 2005.

			34 Funds 81 Portfolios	None

[1]	Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

[2]

Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows directors as joining the Master LLC’s board in 2007, each director first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim since 1998; Ronald W. Forbes since 1977; Matina Horner since 2004; Rodney D. Johnson since 1995; Herbert I. London since 1987; Cynthia A. Montgomery since 1994; Joseph P. Platt since 1999; Robert C. Robb, Jr. since 1999; Toby Rosenblatt since 2005; Kenneth L. Urish since 1999 and Frederick W. Winter since 1999.

Interested Directors [1]
Richard S. Davis 40 East 52nd Street New York, NY 10022 1945	Director	Since 2007

Managing Director, BlackRock, Inc. since 2005; Formerly Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Formerly Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005; Formerly Chairman, SSR Realty from 2000 to 2004.

			174 Funds 286 Portfolios	None

Henry Gabbay 40 East 52nd Street New York, NY 10022 1947	Director	Since 2007

Formerly Consultant, BlackRock, Inc. from 2007 to 2008; Formerly Managing Director, BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed- end funds in the BlackRock fund complex from 1989 to 2006.

			174 Funds 286 Portfolios	None

[1]

Mr. Davis is an “interested person” as defined in the Investment Company Act of 1940, of the Master LLC based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Master LLC based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC Securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

Name, Address and Year of Birth	Position(s) Held with Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years

Master LLC Officers [1]
Donald C. Burke 40 East 52nd Street New York, NY 10022 1960	Master LLC President and Chief Executive Officer	Since 2007

Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. (“FAM”) in 2006, First Vice President thereof from 1997 to 2005, Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.

Anne F. Ackerley 40 East 52nd Street New York, NY 10022 1962	Vice President	Since 2007	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2006; Formerly Head of BlackRock’s Mutual Fund Group from 2000 to 2006.

Neal J. Andrews 40 East 52nd Street New York, NY 10022 1966	Chief Financial Officer	Since 2007

Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) from 1992 to 2006.

Jay M. Fife 40 East 52nd Street New York, NY 10022 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan 40 East 52nd Street New York, NY 10022 1959	Chief Compliance Officer	Since 2007

Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005; Formerly Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004.

Howard B. Surloff 40 East 52nd Street New York, NY 10022 1965	Secretary	Since 2007	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly General Counsel (U.S.)of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

[1]	Officers of the Master LLC serve at the pleasure of the Board of Directors.

Additional Information

Custodian
JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC -0330.

Availability of Proxy Voting

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com; and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent: Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]

Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End

Master Enhanced S&P 500 Series of Quantitative Master Series LLC	$ 31,300	$ 33,400	$ 0	$ 0	$ 9,200	$ 9,200	$ 0	$ 0

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

          The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

          Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End

Master Enhanced S&P 500 Series of Quantitative Master Series LLC	$ 414,200	$ 293,700

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $405,000, 0%

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced S&P 500 Series of Quantitative Master Series LLC

By:	/s/ Donald C. Burke

Donald C. Burke
Chief Executive Officer of
Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Date: February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke

Donald C. Burke
Chief Executive Officer (principal executive officer) of
Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Date: February 23, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Date: February 23, 2009